CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities
Cash from operations	$ 251,859	$ 166,607
Income taxes paid	(14,443)	(16,099)
Payment for rent	(2,285)	(2,543)
(Payment)/refund for tower and tower equipment decommissioning	(4)	138
Net cash generated from operating activities	235,127	148,103
Cash flow from investing activities
Purchase of property, plant and equipment	(105,417)	(65,876)
Payment in advance for property, plant and equipment	(35,802)	(50,839)
Purchase of software and licenses	(7,252)	(288)
Consideration paid on business combinations, net of cash acquired		(317,379)
Proceeds from disposal of property, plant and equipment	561	93
Insurance claims received	144	1,150
Interest income received	6,498	3,128
Deposit of short term deposits	(63,710)	(121,599)
Refund of short term deposits	16,729	51,460
Net cash used in investing activities	(188,249)	(500,150)
Cash flows from financing activities
Bank loans received	368,096	54,679
Bank loans repaid	(264,345)	(36,667)
Fees on loans and derivative instruments	(6,508)	(2,860)
Interest paid	(68,503)	(54,098)
Payment for the principal of lease liabilities	(20,059)	(15,350)
Interest paid for lease liabilities	(12,120)	(6,694)
Initial margin received on non-deliverable forwards		5,844
Losses received on nondeliverable forwards		(2,741)
Net cash used in financing activities	(3,439)	(57,887)
Net increase/(decrease) in cash and cash equivalents	43,439	(409,934)
Cash and cash equivalents at beginning of year	514,078	916,488
Effect of movements in exchange rates on cash	(41,928)	2,055
Cash and cash equivalents at end of year	$ 515,589	$ 508,609